Offerings	Nov. 05, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Guaranteed Notes due 2030
Maximum Aggregate Offering Price	$ 350,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 48,335.00
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended. The total registration fee due for this offering is $323,783.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.125% Guaranteed Notes due 2030
Maximum Aggregate Offering Price	$ 996,160,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 137,570.00
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.750% Guaranteed Notes due 2036
Maximum Aggregate Offering Price	$ 998,390,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 137,878.00
Offering Note	See Offering Note 1.